Quarterly Holdings Report
for
Fidelity® Series Stock Selector Large Cap Value Fund
April 30, 2026
LDT-NPRT1-0626
1.950976.113
Common Stocks - 96.9%
	Shares	Value ($)
CANADA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Imperial Oil Ltd (a)	1,120,200	150,058,227
FRANCE - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Capgemini SE	488,307	59,386,165
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	768,930	116,534,662
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	2,438,600	57,126,775
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	490,347	194,206,833
UNITED KINGDOM - 0.2%
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC ADR	651,900	38,331,720
UNITED STATES - 93.1%
Communication Services - 8.3%
Diversified Telecommunication Services - 1.0%
Comcast Corp Class A	653,045	17,658,336
Verizon Communications Inc	2,824,987	135,684,126
		153,342,462
Interactive Media & Services - 5.8%
Alphabet Inc Class A	2,056,049	791,167,656
Meta Platforms Inc Class A	219,555	134,347,900
		925,515,556
Media - 0.3%
Fox Corp Class A	976,400	61,991,636
Wireless Telecommunication Services - 1.2%
T-Mobile US Inc	1,003,630	196,209,665
TOTAL COMMUNICATION SERVICES		1,337,059,319
Consumer Discretionary - 7.2%
Automobiles - 0.4%
General Motors Co	909,400	69,923,766
Broadline Retail - 2.7%
Amazon.com Inc (b)	1,609,393	426,585,709
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp	1,380,600	36,599,706
Hilton Worldwide Holdings Inc	235,600	76,350,892
McDonald's Corp	466,200	136,871,658
		249,822,256
Household Durables - 0.5%
Somnigroup International Inc	1,012,600	76,815,836
Specialty Retail - 2.0%
Dick's Sporting Goods Inc	354,400	80,420,448
Lowe's Cos Inc	837,600	200,010,504
Williams-Sonoma Inc	263,700	47,785,077
		328,216,029
TOTAL CONSUMER DISCRETIONARY		1,151,363,596
Consumer Staples - 6.5%
Beverages - 1.7%
Coca-Cola Co/The	1,729,756	136,235,583
Constellation Brands Inc Class A	96,681	15,138,311
Keurig Dr Pepper Inc	1,487,000	43,717,800
PepsiCo Inc	461,323	73,115,082
		268,206,776
Consumer Staples Distribution & Retail - 2.0%
Kroger Co/The	337,329	22,961,985
Performance Food Group Co (b)	99,400	9,001,664
Target Corp	220,425	28,600,144
US Foods Holding Corp (b)	364,181	34,047,282
Walmart Inc	1,694,708	223,582,826
		318,193,901
Food Products - 0.5%
Bunge Global SA	44,100	5,603,787
Darling Ingredients Inc (b)	163,475	10,499,999
JM Smucker Co	50,800	4,979,924
Lamb Weston Holdings Inc	77,628	3,380,699
McCormick & Co Inc/MD	66,700	3,391,028
Mondelez International Inc	960,212	58,995,426
		86,850,863
Household Products - 1.3%
Colgate-Palmolive Co	91,500	7,810,440
Procter & Gamble Co/The	1,335,785	196,480,616
		204,291,056
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	77,300	5,929,682
Kenvue Inc	2,477,945	43,438,376
		49,368,058
Tobacco - 0.7%
Philip Morris International Inc	722,503	119,263,570
TOTAL CONSUMER STAPLES		1,046,174,224
Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Cheniere Energy Inc	185,981	51,135,476
Exxon Mobil Corp	2,940,200	453,761,066
Marathon Petroleum Corp	632,100	156,944,109
Shell PLC ADR	1,270,100	115,159,967
Targa Resources Corp	371,800	96,697,744
TOTAL ENERGY		873,698,362
Financials - 19.0%
Banks - 7.5%
Bank of America Corp	5,917,791	316,365,107
Citigroup Inc	985,401	126,111,620
JPMorgan Chase & Co	539,936	169,124,153
KeyCorp	2,566,687	56,749,450
M&T Bank Corp	354,005	77,396,113
Truist Financial Corp (a)	3,473,135	178,866,453
Wells Fargo & Co	3,177,328	261,271,681
		1,185,884,577
Capital Markets - 5.6%
Blackrock Inc	129,276	137,756,506
Charles Schwab Corp/The	2,411,409	220,981,521
Intercontinental Exchange Inc	772,496	122,123,893
KKR & Co Inc Class A	1,019,025	106,325,068
MarketAxess Holdings Inc	337,510	53,053,196
Morgan Stanley	645,542	123,033,850
State Street Corp	834,128	127,488,124
		890,762,158
Consumer Finance - 0.7%
Capital One Financial Corp	452,100	86,486,730
SLM Corp	1,391,700	32,120,436
		118,607,166
Financial Services - 1.2%
Apollo Global Management Inc	681,062	87,666,300
Berkshire Hathaway Inc Class B (b)	238,166	112,795,418
		200,461,718
Insurance - 4.0%
American Financial Group Inc/OH	273,319	36,425,222
Arthur J Gallagher & Co	445,509	91,953,058
Brown & Brown Inc (a)	1,187,857	71,449,599
Chubb Ltd	714,915	233,777,205
Hartford Insurance Group Inc/The	1,051,573	143,865,702
Reinsurance Group of America Inc	329,500	69,676,070
		647,146,856
TOTAL FINANCIALS		3,042,862,475
Health Care - 10.4%
Biotechnology - 1.1%
Alnylam Pharmaceuticals Inc (b)	27,100	8,387,179
Avalyn Pharma Inc	45,800	824,400
Biogen Inc (b)	71,800	13,590,304
Gilead Sciences Inc	479,500	62,737,780
Insmed Inc (b)	34,400	4,689,752
Moderna Inc (b)	193,400	8,884,796
Regeneron Pharmaceuticals Inc	49,400	34,928,764
Revolution Medicines Inc (b)	106,600	15,363,192
Roivant Sciences Ltd (b)	303,000	8,644,590
United Therapeutics Corp (b)	21,000	11,998,350
		170,049,107
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	1,108,600	100,649,794
Align Technology Inc (b)	19,800	3,484,998
Becton Dickinson & Co	106,500	15,872,760
Boston Scientific Corp (b)	928,000	53,462,080
Edwards Lifesciences Corp (b)	177,500	14,821,250
GE HealthCare Technologies Inc	110,000	6,692,400
Medtronic PLC	256,200	20,744,514
Solventum Corp (b)	181,600	12,232,576
Stryker Corp	157,200	49,538,436
Teleflex Inc	26,900	3,333,179
		280,831,987
Health Care Providers & Services - 3.1%
Cardinal Health Inc	39,800	7,676,624
Cencora Inc	363,300	111,900,033
Cigna Group/The	141,900	41,233,302
CVS Health Corp	990,500	82,498,745
Elevance Health Inc	48,200	18,143,444
HCA Healthcare Inc	70,400	30,585,280
Humana Inc	52,150	12,330,346
Quest Diagnostics Inc	143,667	27,900,131
UnitedHealth Group Inc	459,200	170,124,416
		502,392,321
Life Sciences Tools & Services - 1.3%
Danaher Corp	303,100	54,239,745
ICON PLC (b)	54,900	6,496,317
Mettler-Toledo International Inc (b)	9,800	12,510,778
Thermo Fisher Scientific Inc	261,400	125,200,144
Waters Corp (b)	14,386	4,448,583
		202,895,567
Pharmaceuticals - 3.2%
Jazz Pharmaceuticals PLC (b)	45,500	9,237,410
Johnson & Johnson	1,311,706	301,495,624
Merck & Co Inc	1,556,900	169,982,342
Pfizer Inc	662,000	17,675,400
Viatris Inc	808,800	12,083,472
Zoetis Inc Class A	64,400	7,404,068
		517,878,316
TOTAL HEALTH CARE		1,674,047,298
Industrials - 13.2%
Aerospace & Defense - 2.8%
Boeing Co (b)	1,305,715	299,047,907
Northrop Grumman Corp	83,656	48,476,979
RTX Corp	550,992	97,013,161
		444,538,047
Air Freight & Logistics - 1.6%
FedEx Corp	656,989	264,970,234
Ground Transportation - 1.8%
CSX Corp	3,511,000	159,504,730
Knight-Swift Transportation Holdings Inc	540,200	35,058,980
U-Haul Holding Co Class N	2,144,000	102,247,360
		296,811,070
Industrial Conglomerates - 0.7%
3M Co	759,116	111,225,676
Machinery - 6.3%
Caterpillar Inc	121,400	108,059,354
Cummins Inc	475,800	319,266,558
Deere & Co	63,900	37,692,692
Dover Corp	399,900	90,541,359
Parker-Hannifin Corp	194,357	176,752,143
Westinghouse Air Brake Technologies Corp	1,000,259	269,959,902
		1,002,272,008
TOTAL INDUSTRIALS		2,119,817,035
Information Technology - 11.0%
Communications Equipment - 1.5%
Cisco Systems Inc	2,601,018	237,993,147
Electronic Equipment, Instruments & Components - 0.7%
Vontier Corp	3,417,366	122,615,092
IT Services - 2.0%
Accenture PLC Class A	746,700	133,442,757
Amdocs Ltd	1,726,131	111,628,892
Twilio Inc Class A (b)	510,900	75,643,854
		320,715,503
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp (b)	1,726,700	163,138,616
QUALCOMM Inc	1,047,692	188,144,529
		351,283,145
Software - 1.7%
Dolby Laboratories Inc Class A	721,817	46,297,342
Gen Digital Inc	4,678,148	90,241,475
Salesforce Inc	745,741	131,645,659
		268,184,476
Technology Hardware, Storage & Peripherals - 2.9%
Western Digital Corp	1,055,847	458,786,639
TOTAL INFORMATION TECHNOLOGY		1,759,578,002
Materials - 4.0%
Chemicals - 1.0%
Corteva Inc	1,989,200	161,145,092
Construction Materials - 1.8%
CRH PLC	1,681,600	199,135,072
James Hardie Industries PLC (b)	4,518,000	94,832,820
		293,967,892
Containers & Packaging - 0.5%
Smurfit Westrock PLC (a)	2,226,962	85,493,071
Metals & Mining - 0.7%
Reliance Inc	292,200	105,922,500
TOTAL MATERIALS		646,528,555
Real Estate - 3.9%
Health Care REITs - 0.6%
Ventas Inc	1,181,400	103,797,804
Industrial REITs - 0.6%
Prologis Inc	709,963	100,828,945
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	367,900	52,510,366
Residential REITs - 0.6%
Invitation Homes Inc	1,804,700	51,921,219
Sun Communities Inc	362,200	46,303,648
		98,224,867
Retail REITs - 0.5%
Tanger Inc	2,014,661	74,703,630
Specialized REITs - 1.3%
American Tower Corp	187,200	34,203,312
Equinix Inc	100,150	108,445,425
Extra Space Storage Inc	361,400	51,799,462
		194,448,199
TOTAL REAL ESTATE		624,513,811
Utilities - 4.2%
Electric Utilities - 2.6%
Constellation Energy Corp	381,033	119,263,329
Evergy Inc	916,900	75,955,996
Eversource Energy	1,589,400	112,370,580
PG&E Corp	6,923,548	115,069,368
		422,659,273
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	595,300	93,962,152
Multi-Utilities - 1.0%
Sempra	1,626,200	154,684,144
TOTAL UTILITIES		671,305,569
TOTAL UNITED STATES		14,946,948,246
TOTAL COMMON STOCKS (Cost $11,625,903,342)		15,562,592,628

Domestic Equity Funds - 1.0%
	Shares	Value ($)
iShares Russell 1000 Value ETF (a) (Cost $137,494,318)	669,400	154,798,750

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	239,952,777	240,000,768
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	48,177,855	48,182,672
TOTAL MONEY MARKET FUNDS (Cost $288,182,580)			288,183,440

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $12,051,580,240)	16,005,574,818
NET OTHER ASSETS (LIABILITIES) - 0.3%	53,888,139
NET ASSETS - 100.0%	16,059,462,957

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $22,505,935.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	235,568,493	931,669,806	927,237,531	2,065,411	-	-	240,000,768	239,952,777	0.4%
Fidelity Securities Lending Cash Central Fund	136,347,668	858,027,704	946,192,700	64,623	-	-	48,182,672	48,177,855	0.1%
Total	371,916,161	1,789,697,510	1,873,430,231	2,130,034	-	-	288,183,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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